Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Parenthetical) (Detail)	Oct. 31, 2019	Oct. 31, 2018
Canada plan [member]
Disclosure of defined benefit plans [line items]
percentage of weighted average salary growth rate	2.30%	2.30%